                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Basswood Partners, L.L.C.
Address: 645 Madison Avenue, 10th Floor
         New York, New York 10022


Form 13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:

       /s/ Matthew Lindenbaum  New York, N.Y.   November 15, 1999
       _______________________ ________________ _________________
       [Signature]              [City, State]     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $491,013
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.  Form 13F File Number  Name

     1.   28-                   Basswood Capital Management, LLC

     2.   28-                   Bennett Lindenbaum

     3.   28-                   Matthew Lindenbaum



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
                        Basswood Partners
                       Combination Report
                       September 30, 1999

   COLUMN 1            COLUMN 2  COLUMN 3     COLUMN 4        COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------           --------  --------     --------        --------             ---------      --------      --------
                                                                            INVESTMENT DISCRETION           VOTING AUTHORITY
                                                                                          (c)
                        TITLE    CUSIP           MARKET       SHRS OR        (a)   (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER         OF CLASS  NUMBER          VALUE        PRN AMT       SOLE  SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------         --------  ------          ------       -------       ----  ------ ------  --------  ----  ------  ----
American Express
 Co.(AXP)              Common    025816109      6,484,995        48,037           X              1,2,3           X
Associates First
 Captial (AFS)         Common    046008108     20,897,640.00    580,490           X              1,2,3           X
Astoria Financial
 Corp.(ASFC)           Common    046265104     11,941,516.50    388,342           X              1,2,3           X
Banc One Corp. (ONE)   Common    06423A103     20,383,833       585,532           X              1,2,3           X
Bank of New York (BK)  Common    064057102      9,602,815       287,187           X              1,2,3           X
Bay View Capital
 Corp. (BVC)           Common    07262L101      1,232,144        92,992           X              1,2,3           X
Bear Stearns (BSC)     Common    073902108     21,244,937       552,714           X              1,2,3           X
Capital Corp. of
 the West (CCOW)       Common    140065103      3,627,788       299,199           X              1,2,3           X
Citigroup Inc. (C)     Common    172967101     10,536,328       239,462           X              1,2,3           X
City National Corp.
 (CYN)                 Common    178566105      3,618,574       107,816           X              1,2,3           X
Comerica, Inc. (CMA)   Common    200340107      8,369,831       165,330           X              1,2,3           X
Community State Bank
 (TNEK)                Common    204136105        612,736        42,999           X              1,2,3           X
Compucredit Corp.
 (CCRT)                Common    20478N100      7,799,963       420,200           X              1,2,3           X
Conseco Inc. (CNC)     Common    208464107         76,608         4,032           X              1,2,3           X
Countrywide Credit
 (CCR)                 Common    222372104     12,351,750       383,000           X              1,2,3           X
Fifth Third Bancorp
 (FITB)                Common    316773100      4,151,494        68,232           X              1,2,3           X
Financial Federal
 Corp. (FIF)           Common    317492106     10,957,388       584,394           X              1,2,3           X
Finova Corp. (FNV)     Common    317928109     11,409,973       312,602           X              1,2,3           X
First Community Bank
 of the Desert(FCDE)   Common    31983J104        920,568       230,142           X              1,2,3           X
First Union Corp.
 (FTU)                 Common    337358105        987,596        27,722           X              1,2,3           X
Foothill Independent
 Bancorp (FOOT)        Common    344905104      6,305,969       531,029           X              1,2,3           X
Freddie Mac (FRE)      Common    313400301     10,972,000       211,000           X              1,2,3           X
Gentra, Inc. (GTA-CN)  Common    37245E874      5,450,525       604,144           X              1,2,3           X




Golden State Bancorp
 (GSB)                 Common    381197102      2,513,008       140,098           X              1,2,3           X
Golden West Financial
 (GDW)                 Common    381317106      2,540,788        25,844           X              1,2,3           X
Hibernia Corp (HIB)    Common    428656102      3,750,516       322,625           X              1,2,3           X
Household International
 (HI)                  Common    441815107      1,521,099        37,909           X              1,2,3           X
IMC Mortgage Co.
 (IMCC)                Common    449923101         21,057       263,216           X              1,2,3           X
Imperial Bancorp
 (IMP)                 Common    452556103         92,443         4,350           X              1,2,3           X
MBNA Corp. (KRB)       Common    55262L100      6,303,162       276,303           X              1,2,3           X
Mellon Financial Corp.
 (MEL)                 Common    58551A108     14,008,679       416,615           X              1,2,3           X
Merrill Lynch Co.
 (MER)                 Common    590188108     11,612,418       172,355           X              1,2,3           X
Mid-State Bancshares
 (MDST)                Common    595440108      1,417,807        46,296           X              1,2,3           X
National City Corp.
 (NCC)                 Common    635405103        312,991        11,728           X              1,2,3           X
National Discount
 Brokers (NDB)         Common    635646102      1,052,265        39,802           X              1,2,3           X
National Mercantile
 Bancorp (MBLAD-PFD)   Preferred 636912305        142,519        15,002           X              1,2,3           X
Nextcard, Inc. (NXCD)  Common    65332K107      1,748,933        71,385           X              1,2,3           X
North County Bancorp
 (NCBH)                Common    658810106      2,164,405       108,901           X              1,2,3           X
Northern Trust Corp.
 (NTRS)                Common    665859104     21,052,688       252,128           X              1,2,3           X
Pacific Capital
 Bancorp (SABB)        Common    69404P101      1,910,804        55,486           X              1,2,3           X
Pacificamerica Money
 Center Inc. (PAMM)    Common    694935107            747         2,658           X              1,2,3           X
Pointe Financial Corp.
 (PNTE)                Common    73084P100        378,469        36,700           X              1,2,3           X
Professional Bancorp
 (MDB)                 Common    743112104      1,778,027       154,611           X              1,2,3           X
Providian Financial
 Corp. (PVN)           Common    74406A102     45,593,272       575,763           X              1,2,3           X
Republic Bancshares
 (REPB)                Common    759929102      6,078,052       419,176           X              1,2,3           X
Southern Pacific
 Funding Corp (SFCFQ)  Common    843576109          8,126       162,529           X              1,2,3           X
Sovereign Bancorp
 (SVRN)                Common    845905108      7,339,242       807,060           X              1,2,3           X
State Street Corp.
 (STT)                 Common    857477103      5,299,250        82,000           X              1,2,3           X
Summit Bancorp (SUB)   Common    866005101     30,993,383       955,480           X              1,2,3           X



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TCF Financial Corp.
 (TCB)                 Common    872275102     22,290,175       780,400           X              1,2,3           X
Toronto Dominion
 Bank (TD)             Common    891160509     20,656,740     1,059,320           X              1,2,3           X
UnionBancal Corp.
 (UB)                  Common    908906100      8,144,795       224,684           X              1,2,3           X
US Bancorp (USB)       Common    902973106      4,910,057       162,652           X              1,2,3           X
Wachovia Corp. (WB)    Common    929771103      1,511,173        19,220           X              1,2,3           X
Washington Mutual
 (WM)                  Common    939322103     19,881,229       679,700           X              1,2,3           X
Wells Fargo & C0.
 (WFC)                 Common    949746101     25,487,196       643,210           X              1,2,3           X
Westamerica Banc
 (WABC)                Common    957090103      6,994,738       231,231           X              1,2,3           X
Western Bancorp
 (WEBC)                Common    957683105     21,565,883       558,340           X              1,2,3           X

Total                                        $491,013,105

[Repeat as necessary]
































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